Voya Funds Trust (“Registrant”)
To each series of the Registrant (each a “Fund” and collectively the “Funds”)
Supplement dated May 15, 2015
To the Funds’ current prospectuses
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
Each Fund’s Prospectus(es) are revised as follows:
1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:
Voya Floating Rate Fund
Class		A	C	I	P2	R	W
Management Fees[3]	%	0.65	0.65	0.65	0.65	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	None	0.50	None
Other Expenses	%	0.18	0.18	0.11	0.10	0.18	0.18
Total Annual Fund Operating Expenses	%	1.08	1.83	0.76	0.75	1.33	0.83
Waivers and Reimbursements[4]	%	(0.07)	(0.07)	None	(0.65)	(0.07)	(0.07)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.01	1.76	0.76	0.10	1.26	0.76
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Based on Class A shares’ expenses adjusted for Class specific differences.
3	The portion of the management fee attributable to the advisory services is 0.55% and the portion of the management fee attributable to the administrative services is 0.10%.
4	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 0.15%, 1.25%, and 0.75% for Class A, Class C, Class I, Class P, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.
Voya GNMA Income Fund
Class		A	B	C	I	W
Management Fees[2]	%	0.57	0.57	0.57	0.57	0.57
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Other Expenses	%	0.12	0.12	0.12	0.09	0.12
Total Annual Fund Operating Expenses	%	0.94	1.69	1.69	0.66	0.69
Waivers and Reimbursements[3]	%	None	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.94	1.69	1.69	0.66	0.69
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.47% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 0.95%, 1.70%, 1.70%, 0.65%, and 0.70% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through August 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya High Yield Bond Fund
Class		A	B	C	I
Management Fees[3]	%	0.61	0.61	0.61	0.61
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.22	0.22	0.22	0.07
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	1.09	1.84	1.84	0.69
Waivers and Reimbursements[5]	%	None	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.09	1.84	1.84	0.69

Class		P	R2	W
Management Fees[3]	%	0.61	0.61	0.61
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.50	None
Other Expenses	%	0.07	0.22	0.22
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	0.69	1.34	0.84
Waivers and Reimbursements[5]	%	(0.61)	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.08	1.34	0.84
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Based on Class A shares’ expenses adjusted for class specific differences.
3	The portion of the management fee attributable to the advisory services is 0.51% and the portion of the management fee attributable to the administrative services is 0.10%.
4	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to limit expenses to 1.10%, 1.85%, 1.85%, 0.85%, 0.15%, 1.35%, and 0.85% for Class A, Class B, Class C, Class I, Class P, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Intermediate Bond Fund
Class		A	B	C	I
Management Fees[2]	%	0.27	0.27	0.27	0.27
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.18	0.18	0.18	0.06
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	0.71	1.46	1.46	0.34
Waivers and Reimbursements[4]	%	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.71	1.46	1.46	0.34

Class		O	R	W
Management Fees[2]	%	0.27	0.27	0.27
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.18	0.18	0.18
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	0.71	0.96	0.46
Waivers and Reimbursements[4]	%	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.71	0.96	0.46
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.17% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.75%, 1.50%, 1.50%, 0.50%, 0.75%, 1.00%, and 0.50% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class		R6
Management Fees[1]	%	0.27
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses[2]	%	0.06
Acquired Fund Fees and Expenses	%	0.01
Total Annual Fund Operating Expenses[3]	%	0.34
Waivers and Reimbursements[4]	%	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.34
1	The portion of the management fee attributable to the advisory services is 0.17% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.50% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Short Term Bond Fund
Class		A	C	I	R2	W
Management Fees[3]	%	0.45	0.45	0.45	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.21	0.21	0.16	0.21	0.21
Total Annual Fund Operating Expenses	%	0.91	1.66	0.61	1.16	0.66
Waivers and Reimbursements[4]	%	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.80	1.55	0.50	1.05	0.55
1	A contingent deferred sales charge of 0.50% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
2	Based on Class A shares’ expenses adjusted for class specific differences.
3	The portion of the management fee attributable to the advisory services is 0.35% and the portion of the management fee attributable to the administrative services is 0.10%.
4	The adviser is contractually obligated to limit expenses to 0.80%, 1.55%, 0.50%, 1.05%, and 0.55% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class		R6
Management Fees[1]	%	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses[2]	%	0.10
Total Annual Fund Operating Expenses	%	0.55
Waivers and Reimbursements[3]	%	(0.08)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.47
1	The portion of the management fee attributable to the advisory services is 0.35% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	The adviser is contractually obligated to limit expenses to 0.47% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Strategic Income Opportunities Fund
Class		A	C	I	R	W
Management Fees[2]	%	0.65	0.65	0.65	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	3.33	3.33	3.19	3.33	3.33
Acquired Fund Fees and Expenses	%	0.20	0.20	0.20	0.20	0.20
Total Annual Fund Operating Expenses[3]	%	4.43	5.18	4.04	4.68	4.18
Waivers and Reimbursements[4]	%	(3.28)	(3.28)	(3.34)	(3.28)	(3.28)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.15	1.90	0.70	1.40	0.90
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.55% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.70%, 1.40%, and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.